Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Registrant Name	Box Ships Inc.
Entity Central Index Key	0001504795
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	24,960,715
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2